Segmented information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment information
22. Segment information:

The financial information for the Company’s business segments evaluated by the Chief Operating Decision Maker ("CODM") includes the results of CWI as if they were consolidated, which is consistent with the way the Company manages its business segments. As CWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

The Company’s business operates in four operating segments:

Automotive Business Segment (previously branded as Westport Operations)

The Westport Fuel Systems Automotive division designs, manufactures and sells compressed Natural Gas (“CNG”) and liquid petroleum gas (“LPG”) components and systems for passenger cars and light-duty trucks and medium-duty vehicles including OEM, delayed OEM (“DOEM”) and Aftermarket. The portfolio of products includes pressure regulators, injectors, electronic control units, valves and filters, in addition to complete bi-fuel, mono-fuel and dual-fuel LPG and CNG conversion kits.

During the first quarter of 2015, the Company realigned the structure of the company's internal organization.  The realignment combined, our historical operating segments, Westport Applied Technologies, Westport On-Road Systems and Westport Off-Road Systems into a single operating segment, Automotive Business Segment (previously branded as Westport Operations). This change reflects the manner in which operating decisions and assessing business performance is currently managed by the CODM. As the Company narrows its focus within certain business units, including its investments in joint ventures, and defers certain products and related programs, the CODM manages the combined businesses as a whole. Therefore, the Automotive Business Segment provides more meaningful information to users of the Company’s financial statements.   All comparable periods presented have been revised to reflect this change.

Industrial Business Segment

The Westport Fuel Systems Industrial division designs and manufactures alternative fuel components and systems for off-road mobile and stationary equipment, and heavy-duty on-road vehicles as well as the development of complete emissions certified and non-certified engines for forklifts and other industrial equipment.

Corporate and Technology Investments Segment

The Corporate and Technology Investments segment is responsible for current and advanced research and development programs, corporate oversight, and general administrative duties. The corporate oversight and general administrative duties function for the company is grouped under this unit.

Cummins Westport Inc. Joint Venture

CWI, our 50:50 joint venture with Cummins, serves the medium and heavy-duty on highway engine markets. CWI engines are offered by many OEMs for use in transit, school and shuttle buses, conventional trucks and tractors, and refuse collection trucks, as well as specialty vehicles such as short-haul port drayage trucks and street sweepers.

Weichai Westport Inc. Joint Venture
WWI is a joint venture between Westport, Weichai Holding Group Co. Ltd. ("Weichai") and Hong Kong Peterson (CNG) Equipment Ltd. focusing on the Chinese market. WWI develops, manufactures and sells advanced, alternative fuel engines and parts that are widely used in city bus, coach, and heavy-duty truck applications in China or exported to other regions globally. On April 20, 2016, the Company sold a portion of its economic interest in WWI (note 8(b)) and the Company discontinued reporting of WWI results on an equity basis. As the Company no longer has significant influence in the joint venture, the Company does not consider WWI a business segment.

The accounting policies for the reportable segments are consistent with those described in note 3. The CODM evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, impairment charges, restructuring charges, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, gain on sale of long-term investments and bargain purchase gain.
22. Segment information (continued):

Financial information by business segment as follows:

	Years ended December 31,
	2016	2015	2014
Revenue:
Automotive	$165,071	$100,108	$126,988
Industrial	54,662	—	—
Corporate and Technology Investments	5,162	3,196	3,581
CWI	276,465	331,882	337,234
WWI	29,931	185,967	618,465
Total segment revenues	531,291	621,153	1,086,268
Less: equity investees' revenue	(306,396)	(517,849)	(955,699)
Consolidated revenue	$224,895	$103,304	$130,569

	Years ended December 31,
	2016	2015	2014
		(Adjusted, note 8)	(Adjusted, note 8)
Operating loss:
Automotive	$(19,157)	$(21,855)	$(35,952)
Industrial	3,746	—	—
Corporate and Technology Investments	(76,118)	(77,283)	(92,456)
Restructuring	(19,000)	—	—
Foreign exchange gain (loss)	(6,408)	11,601	3,433
Impairment of long lived assets, net	(4,843)	(22,722)	(29,604)
Provision for inventory purchase commitments	—	—	(4,106)
CWI	29,782	51,011	21,555
WWI	718	3,784	78,502
Total segment operating loss	(91,280)	(55,464)	(58,628)
Less: equity investees’ operating income	(30,500)	(54,795)	(100,057)
Consolidated operating loss	$(121,780)	$(110,259)	$(158,685)

	Years ended December 31,
	2016	2015	2014

Total additions to long-lived assets, excluding business combinations:
Automotive	$3,310	$1,350	$2,278
Industrial	747	—	—
Corporate and Technology Investments	5,290	3,495	7,971
	$9,347	$4,845	$10,249

22. Segment information (continued):

It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2016	2015	2014
Europe	54%	48%	47%
Americas	32%	40%	42%
Asia	12%	12%	11%
Others	2%	—%	—%

As at December 31, 2016, total goodwill of $2,923 (December 31, 2015 - $3,008) was allocated to the Automotive segment.

As at December 31, 2016, total long-term investments of $12,876 (December 31, 2015 - $34,716) was allocated to the Corporate and Technology Investments segment and $546 (December 31, 2015 - $426) was allocated to Automotive segment.

Total assets are allocated as follows:

	Total assets by location
	Years ended December 31, 2016
	2016	2015
Automotive	$241,975	$157,452
Industrial	65,717	—
Corporate and Technology Investments and unallocated assets	23,768	56,231
CWI	147,245	171,189
WWI	—	125,724
	478,705	510,596
Less: equity investees’ total assets	(147,245)	(296,913)
Total consolidated assets	$331,460	$213,683
22. Segment information (continued):

The Company’s long-lived assets consist of property, plant and equipment (fixed assets), intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2016	Fixed assets	Intangible assets and goodwill	Total
Italy	$26,713	$19,942	$46,655
Canada	22,157	1,377	23,534
United States	5,613	—	5,613
Rest of Europe	3,119	4,462	7,581
Asia Pacific	3,154	—	3,154
	60,756	25,781	86,537
Less: equity investees' long lived assets	(1,074)	—	(1,074)
Total consolidated long-lived assets	$59,682	$25,781	$85,463

December 31, 2015	Fixed assets	Intangible assets and goodwill	Total
Italy	$6,212	$19,531	$25,743
Canada	18,875	494	19,369
United States	14,210	—	14,210
Rest of Europe	3,076	5,135	8,211
Asia Pacific	7,767	155	7,922
	50,140	25,315	75,455
Less: equity investees' long lived assets	(7,613)	—	(7,613)
Total consolidated long-lived assets	$42,527	$25,315	$67,842